Structured entities	12 Months Ended
Mar. 31, 2026
Text Block1 [Abstract]
Structured entities
28.	Structured entities
Sony has, from time to time, entered into various arrangements with structured entities. As a result of the execution of the Partial
Spin-off
of the Financial Services business, SFGI, which operates the Financial Services business, has been excluded from consolidation. Therefore, the descriptions of the structured entities related to the Financial Services business are presented only as of March 31, 2025.

(1)	Consolidated structured entities
Sony consolidates investment funds as structured entities in the Financial Services business. The investment funds are designed so that voting or similar rights are not the dominant factor in deciding who controls these entities, but it is determined that Sony has control over these structured entities. Sony has not provided and does not intend to provide any significant financial or other support to any of the consolidated structured entities without contractual obligations to the investment funds. The assets and liabilities of structured entities that are consolidated in the Financial Services business are limited in their intended use by contractual arrangements. As of March 31, 2025, the total assets of these structured entities are 4,439,856 million yen.
Sony also consolidates several structured entities in the Music and Pictures segment. Sony has not provided and does not intend to provide any significant financial or other support to these structured entities without contractual obligation.

(2)	Unconsolidated structured entities
In the Financial Services business, Sony enters into securitization transactions for certain housing loans, involving unconsolidated structured entities. Sony derecognizes a financial asset when the contractual right to receive the cash flows from the financial asset is transferred, or when Sony retains the contractual right to receive the cash flows from the financial asset, but assumes a contractual obligation to pay the cash flows without reinvestment or material delay to other recipients in an arrangement, and substantially all the risks and rewards of ownership of the financial asset are transferred to another entity. Since the above securitization transactions do not meet the requirements for derecognition of financial assets, such transferred assets are not derecognized. Sony recorded
150,953
 million yen of transferred assets that do not meet the requirement for derecognition of financial assets included in investments and advances in the Financial Services business as of March 31, 2025. As of March 31, 2025, the liabilities recorded from these securitization transactions were
152,046
 million yen, which are included in the current portion of long-term debt and long-term debt. The liabilities will be settled when the payment for the transferred assets is executed and until this time, Sony is unable to utilize the transferred assets. The transferee of the transferred assets has recourse only to the transferred asset, and as of March 31, 2025, the fair value of the transferred assets is
148,305
 million yen, and the associated liabilities is
147,673
 million yen.
In addition to the above, in the Financial Services business, Sony makes investments in structured entities. Sony’s investments in such structured entities include securitized products, foreign corporate bonds and other investments. The following tables present the carrying amount of the investments of unconsolidated structured entities, the presentation in the consolidated statements of financial position, and the maximum exposure to loss associated with these investments as of March 31, 2025. Maximum exposure to loss does not reflect Sony’s estimate of the actual losses that could result from adverse changes, nor does it reflect the economic hedges Sony enters into to reduce its exposure. The risks associated with structured entities in which Sony is involved are limited to the amount recorded in the consolidated statements of financial position and the amount of commitments.

	Yen in millions
	March 31, 2025
	Presentation in the consolidated statements of financial position			Maximum exposure to loss
	Investments and advances in the Financial Services segment (Current assets)	Investments and advances in the Financial Services segment (Non-current assets)	Other financial assets (Current assets)
Securitized products	-	547,861	-	547,861

Foreign corporate bonds *1	22,071	219,935	-	242,006

Other investments *2	-	590,721	21,429	634,216

Total	22,071	1,358,517	21,429	1,424,083

*1 Foreign corporate bonds primarily include repackaged bonds.
*2 Other investments primarily include investment funds.